Warranty Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Warranty Liability [Abstract]
Warranty costs to be incurred within the next twelve months	$ 800,000
Percentage of increase decrease in warranty provision	5.00%
Increase decrease in product development cost	$ 18,000	$ 36,000